AMERITAS LIFE INSURANCE CORP. ("Ameritas")
               AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL

                                  Supplement to
                    Ameritas Low-Load Variable Universal Life
                                   Prospectus
                                Dated May 1, 2001

                        Supplement Dated January 18, 2002


The Ameritas Low-Load Variable Universal life prospectus is amended at page 8 to disclose the following Expenses for the Vanguard Variable Insurance Fund portfolios:

                                                                                                       Total
o        Subaccount's underlying                                             Total     Waivers     after waivers
         Portfolio Name                     Management  12b-1     Other      Fund        and      and reductions,
                                              Fees      Fees      Fees       Fees    Reductions       if any
VANGUARD(1)

o        VIF Balanced                         0.09       -        0.20       0.29         -            0.29
o        VIF Diversified Value                0.13       -        0.32       0.45         -            0.45
o        VIF Equity Income                    0.10       -        0.23       0.33         -            0.33
o        VIF Equity Index                     0.01       -        0.16       0.17         -            0.17
o        VIF Growth                           0.14       -        0.19       0.33         -            0.33
o        VIF High-Grade Bond                  0.01       -        0.21       0.22         -            0.22
o        VIF High Yield Bond                  0.06       -        0.22       0.28         -            0.28
o        VIF International                    0.13       -        0.30       0.43         -            0.43
o        VIF Mid-Cap Index                    0.01       -        0.27       0.28         -            0.28
o        VIF Money Market                     0.01       -        0.17       0.18         -            0.18
o        VIF REIT Index                       0.01       -        0.38       0.39         -            0.39
o        VIF Small Company Growth             0.15       -        0.35       0.50         -            0.50

   (1) September 30, 2001 fiscal year end


This Supplement should be retained with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp. If you do not have a current prospectus, please contact Ameritas at 1-800-255-9678.